TAXATION (Tables)	3 Months Ended
Sep. 30, 2024
TAXATION
Schedule of current tax

	09/30/2024	09/30/2023
Current tax expense	(1,162,366)	(6,457,134)
Deferred tax	2,428,775	6,028,094
Total	1,266,409	(429,040)

Schedule of net deferred tax

	09/30/2024	09/30/2023
Beginning of the period deferred tax	(25,296,930)	(28,472,383)
Charge for the period	2,428,775	6,028,094
Conversion difference	(1,074,996)	(3,718,889)
Total net deferred tax	(23,943,151)	(26,163,178)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	09/30/2024	09/30/2023
Earning before income tax-rate	(7,464,462)	(2,249,424)
Income tax expense by applying tax rate in force in the respective countries	2,042,411	(1,721,853)
Share of profit or loss of subsidiaries, joint ventures and associates	(96,264)	530,177
Stock options charge	(68,931)	(1,226,796)
Non-deductible expenses	(544,001)	(383,074)
Tax inflation adjustment	792,693	4,826,023
Result of inflation effect on monetary items and other finance results	(859,499)	(2,352,623)
Others	—	(100,894)
Income tax expenses	1,266,409	(429,040)

Schedule of income tax expense calculated by applying the tax rate in force

		Weight average
	Earning before	applicable tax	Income tax as of
Tax jurisdiction	income tax-rate	rate	September 30, 2024
Low or null taxation jurisdictions	1,213,563	0.0%	—
Profit-making entities	2,480,831	32.2%	(798,649)
Loss-making entities	(11,158,856)	25.5%	2,841,060
	(7,464,462)		2,042,411

		Weight average
	Earning before	applicable tax	Income tax as of
	income tax-rate	rate	September 30, 2023
Low or null taxation jurisdictions	(3,923,672)	0.0%	—
Profit-making entities	12,644,998	34.2%	(4,328,658)
Loss-making entities	(10,970,750)	23.8%	2,606,805
	(2,249,424)		(1,721,853)